CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2021 $ / shares shares
Statement of Financial Position [Abstract]
Common Stock, No Par Value | $ / shares	$ 0
Common Stock, Shares, Outstanding | shares	35,000,000